Commitments And Contingencies (Nuclear Fuel Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
2013	$ 3,094
2014	3,434
2015	3,414
2016	3,298
2017	3,140
Thereafter	36,518
Total	52,898
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Payments for nuclear fuel	118	77	144
Length of contract terms, minimum (in years)	1
Length of contract terms, maximum (in years)	13
Percentage coverage of reactor requirements through 2020	100.00%
Percentage coverage of reactor requirements through 2017	100.00%
Nuclear Fuel Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
2013	113
2014	128
2015	194
2016	147
2017	148
Thereafter	878
Total	$ 1,608